Significant Accounting Judgements, Estimates and Assumptions (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Impairment charges	€ 6.3